INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - MTS Belarus (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Non-current assets	₽ 782,047	₽ 752,518
Current assets	300,883	263,300
Liabilities
Non-current liabilities	(535,202)	(527,794)
Current liabilities	(551,345)	(473,420)
Statement of profit or loss
Revenue	541,749	527,921	₽ 489,831
Net (income) for the year	(33,435)	(64,269)	(62,073)
Total comprehensive (income) for the year	(35,331)	(65,466)	(63,717)
MTS Belarus
ASSETS
Non-current assets	14,743	19,030
Current assets	11,940	15,386
Liabilities
Non-current liabilities	(4,497)	(9,062)
Current liabilities	(10,354)	(12,568)
Total identifiable net assets	₽ 11,832	₽ 12,786
The Group's share in associate	49.00%	49.00%
The Group's share of identifiable net assets	₽ 5,798	₽ 6,265
Carrying amount of the Group's interest	5,798	6,265
Statement of profit or loss
Revenue	37,444	39,383	36,121
Net (income) for the year	(9,863)	(10,379)	(10,267)
The Group's share of the (income)/loss of the associate for the year	(4,833)	(5,086)	(5,031)
Other comprehensive income/(loss) for the year (currency translation adjustment)	(1,541)	183	(397)
Total comprehensive (income) for the year	(8,322)	(10,562)	(9,870)
The Group's share of total comprehensive (income)/loss of the associate for the year	(4,078)	(5,175)	(4,836)
Dividends received	(4,545)	(4,034)	(4,212)
Investments in individually insignificant associates and joint ventures
Statement of profit or loss
Net (income) for the year	(1,035)	(856)	(1,048)
The Group's share of the (income)/loss of the associate for the year	(209)	(181)	(273)
Total comprehensive (income) for the year	(1,035)	(856)	(1,048)
The Group's share of total comprehensive (income)/loss of the associate for the year	₽ (209)	₽ (181)	₽ (273)